INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 7,080	$ 5,885
Work in progress and assembled raw materials	12,898	10,548
Finished products	6,246	4,676
Inventory, Net	$ 26,224	$ 21,109